Leased Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases Disclosure [Line Items]
Rental expenses under operating leases	¥ 76,188	¥ 78,538	¥ 87,077
Sublease rental received under operating leases	1,423	1,974	1,675
Total minimum rentals received in future under non cancelable subleases for operating lease	4,527
Sony Semiconductor Kyushu Corporation
Leases Disclosure [Line Items]
Proceeds from sale and leaseback transactions	¥ 50,537
Sale and leaseback transaction	3 years